SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	$ 11,623	$ 0	$ 11,211
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Business Acquisition, Percentage of Voting Interests Acquired	0.00%
Government Grants Received	$ 6,559	5,931	10,238
Revenue from Grants	$ 570,341	540,768	431,943
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Translation adjustments	$ (31,602)	$ 17,410	$ (14,428)
Decreased Net Income Per Share Basic		$ 0.17	$ 0.20
Decreased Net Income Per Share diluted		$ 0.17	$ 0.20
Decreased Net Income		$ 10,466	$ 12,062
Percentage of currency depreciation or appreciation	3.65%	2.32%	2.07%
Statutory Reserve Balance Of Registered Capital	50.00%
Contract with Customer, Liability, Revenue Recognized	$ 64,162
Unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers	594,200
Accounting Standards Update 2016-01 [Member]
Accounting Policies [Line Items]
Net Cash Provided by Operating Activities Including Foreign Exchange Rate Changes Decreases In Period		$ 19,473	$ 571
Net Cash Provided by Operating Activities Including Foreign Exchange Rate Changes Increases In Period		1,051	12,650
Grant [Member]
Accounting Policies [Line Items]
Revenue from Grants	4,888	4,784	$ 12,885
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	700	1,461
SINGAPORE [Member]
Accounting Policies [Line Items]
Deposits Assets	7,403	4,249
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 137,036	$ 133,723
Dubai And Qatar [Member]
Accounting Policies [Line Items]
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserve Balance Of Registered Capital	50.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Minimum [Member]
Accounting Policies [Line Items]
Effective Value Added Tax Rate	13.00%
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Percentage Of Value Added Tax Refunded	16.00%
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years